Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 359	$ 0	$ 688,262	$ 246,390	$ 31,480	$ 966,491
Beginning balance,shares at Dec. 31, 2022	35,990,288	43,592
Stock-based compensation expense (Note 10)	$ 1	$ 0	2,673	0	0	2,674
Stock-based compensation expense (Note 10), shares	82,944
Cancellation of Class A common shares (Note 9)	$ (6)	0	(9,982)	0	0	(9,988)
Cancellation of Class A common shares (Note 9), shares	(582,178)
Issuance of Series B Preferred shares, net of offering costs (Note 9)	$ 0	0	102	0	0	102
Other comprehensive loss	0	0	0	0	(7,182)	(7,182)
Net Income for the period	0	0	0	74,604	0	74,604
Series B Preferred Shares dividend (Note 9)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	(13,351)	0	(13,351)
Ending balance, value at Mar. 31, 2023	$ 354	$ 0	681,055	305,259	24,298	1,010,966
Ending balance,shares at Mar. 31, 2023	35,491,054	43,592
Stock-based compensation expense (Note 10)	$ 1	$ 0	2,504	0	0	2,505
Stock-based compensation expense (Note 10), shares	59,924
Cancellation of Class A common shares (Note 9)	$ (4)	0	(6,988)	0	0	(6,992)
Cancellation of Class A common shares (Note 9), shares	(385,064)
Other comprehensive loss	$ 0	0	0	0	3,711	3,711
Net Income for the period	0	0	0	77,776	0	77,776
Series B Preferred Shares dividend (Note 9)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	(13,340)	0	(13,340)
Ending balance, value at Jun. 30, 2023	$ 351	$ 0	676,571	367,311	28,009	1,072,242
Ending balance,shares at Jun. 30, 2023	35,165,914	43,592
Beginning balance, value at Dec. 31, 2023	$ 351	$ 0	676,592	488,105	19,340	1,184,388
Beginning balance,shares at Dec. 31, 2023	35,188,323	43,592
Stock-based compensation expense (Note 10)	$ 2	$ 0	2,302	0	0	2,304
Stock-based compensation expense (Note 10), shares	141,356
Cancellation of Class A common shares (Note 9)	$ (2)	0	(4,992)	0	0	(4,994)
Cancellation of Class A common shares (Note 9), shares	(251,772)
Other comprehensive loss	$ 0	0	0	0	241	241
Net Income for the period	0	0	0	91,890	0	91,890
Series B Preferred Shares dividend (Note 9)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	(13,214)	0	(13,214)
Ending balance, value at Mar. 31, 2024	$ 351	$ 0	673,902	564,397	19,581	1,258,231
Ending balance,shares at Mar. 31, 2024	35,077,907	43,592
Stock-based compensation expense (Note 10)	$ 2	$ 0	2,154	0	0	2,156
Stock-based compensation expense (Note 10), shares	182,122
Other comprehensive loss	$ 0	0	0	0	(1,719)	(1,719)
Net Income for the period	0	0	0	88,027	0	88,027
Series B Preferred Shares dividend (Note 9)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	(13,255)	0	(13,255)
Ending balance, value at Jun. 30, 2024	$ 353	$ 0	$ 676,056	$ 636,785	$ 17,862	$ 1,331,056
Ending balance,shares at Jun. 30, 2024	35,260,029	43,592